Business combination (Detail Textuals) ¥ in Thousands, $ in Thousands	1 Months Ended
	May 24, 2018 CNY (¥)	May 24, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jun. 06, 2018 CNY (¥)	Jun. 06, 2018 USD ($)	May 24, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
Business Acquisition [Line Items]
Goodwill recognized			¥ 5,812	$ 845				¥ 0
Hangzhou Jiujiu Financial Information Service Limited
Business Acquisition [Line Items]
Percentage of equity interest	70.00%						70.00%
Amount of consideration for acquisition	¥ 4,500	$ 654
Goodwill recognized	¥ 3,067						$ 446
Rymo Technology Industry Limited
Business Acquisition [Line Items]
Percentage of equity interest					100.00%	100.00%
Goodwill recognized					¥ 2,745	$ 399